Share-based Compensation Expenses (Summary of Company's Option Activity under 2008 Plan) (Details) - 2008 Plan [Member] - Stock options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 08, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding as of beginning of the period (in shares)		21,265,846
Granted (in shares)	2,159,812	14,369,000
Exercised (in shares)		(4,732,482)
Forfeited (in shares)		(820,553)
Outstanding as of end of the period (in shares)		30,081,811	21,265,846
Vested and expected to vest at end of the period (in shares)		28,908,784
Exercisable at the end of the period (in shares)		9,537,339
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)		$ 1.17
Granted (in dollars per share)		4.78
Exercised (in dollars per share)		0.51
Forfeited (in dollars per share)		3.21
Outstanding as of end of the period (in dollars per share)		2.94	$ 1.17
Vested and expected to vest at end of the period (in dollars per share)		2.90
Exercisable at the end of the period (in dollars per shares)		$ 0.83
Weighted Average Remaining Contractual Life
Outstanding as of end of the period		7 years 4 days	4 years 10 months 17 days
Vested and expected to vest at end of the period		6 years 11 months 12 days
Exercisable at the end of the period		3 years 9 months 7 days
Aggregate Intrinsic Value
Outstanding as of end of the period		$ 71,711	$ 60,165
Vested and expected to vest at end of the period		$ 70,063
Exercisable at the end of the period (in shares)		42,853,000
Weighted Average Grant Date Fair Value
Granted (in dollars per share)		$ 2.40	$ 3.57	$ 0.90